Consolidated statements of cash flows - indirect method - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM CONTINUING OPERATING ACTIVITIES
Net income from continuing operations	R$ 2,748,220	R$ 2,525,900	R$ 2,517,753
Adjustments to reconcile net income to cash provided (consumed) by operating activities
Share of profit (loss) of subsidiaries, joint ventures and associates and amortization of fair value adjustments on associates acquisition	157,610	129,675	(11,908)
Amortization of contractual assets with customers - exclusivity rights	469,766	555,083	607,446
Amortization of right-of-use assets	367,129	312,060	305,900
Depreciation and amortization	1,219,034	900,673	848,894
Interest, monetary variations and foreign exchange variations	1,472,633	1,557,814	1,349,953
Current and deferred income and social contribution taxes	1,063,689	1,485,617	1,060,942
Gain (loss) on disposal or write-off of assets	(110,259)	(207,076)	(192,744)
Equity instrument granted	40,564	57,458	38,909
Gain (loss) on the fair value of energy contracts	(71,121)	(64,287)	0
Provision for decarbonization - CBIO	370,823	584,371	740,298
Revaluation of investment in associates	(91,105)	0	0
Provisions for tax, civil and labor risks	(103,901)	(4,708)	192,975
Other provisions and adjustments	(18,431)	(11,361)	(45,175)
Cash flows from operations before changes in working capital	7,514,651	7,821,219	7,413,243
(Increase) decrease in assets
Trade receivables and reseller financing	(185,611)	180,339	259,878
Inventories	(151,282)	371,244	645,301
Recoverable taxes	(171,126)	(585,254)	(309,322)
Dividends received from subsidiaries, associates and joint ventures	11,141	2,028	12,041
Other assets	167,931	(114,528)	(87,797)
Increase (decrease) in liabilities
Trade payables and trade payables - reverse factoring	(31,818)	(1,209,636)	(1,700,496)
Salaries and related charges	47,615	(17,019)	30,965
Taxes payable	8,963	(23,512)	(25,027)
Income and social contribution taxes payable	(949,442)	(1,057,460)	(892,118)
Other liabilities	189,931	(160,331)	218,523
Acquisition of CBIO and carbon credits	(370,501)	(713,453)	(778,885)
Payments of contractual assets with customers - exclusivity rights	(455,567)	(418,250)	(597,798)
Payment of contingencies	(78,537)	(30,896)	(70,128)
Income and social contribution taxes paid	(124,077)	(308,915)	(268,558)
Net cash provided by continuing operating activities	5,422,271	3,735,576	3,849,822
Net cash provided by discontinued operating activities	30,231	0	0
Net cash provided by operating activities	5,452,502	3,735,576	3,849,822
CASH FLOWS FROM INVESTING ACTIVITIES
Financial investments, net of redemptions	(1,510,857)	(4,202,032)	73,973
Acquisition of property, plant and equipment and intangible assets	(2,005,243)	(1,787,175)	(1,287,330)
Sale of investments and other assets	429,283	1,386,252	512,827
Acquisition of investments and other assets	(937,457)	(1,785,517)	(324,125)
Cash acquired in business combination	1,213,510	522	3,100
Net cash consumed by continuing investing activities	(2,810,764)	(6,387,950)	(1,021,555)
Net cash consumed by discontinued investing activities	(34,948)	0	0
Net cash consumed by investing activities	(2,845,712)	(6,387,950)	(1,021,555)
Loans, financing and debentures
Proceeds	8,669,139	4,179,974	2,903,031
Repayments	(5,134,131)	(2,718,953)	(3,149,525)
Interest and derivatives (paid) or received	(1,899,251)	(1,117,562)	(1,267,447)
Payments of lease
Principal and interest paid	(480,722)	(433,488)	(359,113)
Dividends paid	(2,172,132)	(833,658)	(400,025)
Proceeds from financial liabilities of customers	0	0	7,812
Payments of financial liabilities of customers	(123,122)	(159,897)	(197,891)
Capital increase made by non-controlling shareholders and redemption of shares	(12,300)	13,500	0
Repurchase of treasury shares	(266,954)	(148,945)	0
Related parties	(43,521)	(15,073)	(31,238)
Net cash consumed by continuing financing activities	(1,462,994)	(1,234,102)	(2,494,396)
Net cash consumed by discontinued financing activities	(6,596)	0	0
Net cash consumed by financing activities	(1,469,590)	(1,234,102)	(2,494,396)
Effect of exchange rate changes on cash and cash equivalents in foreign currency - continuing operations	(44,981)	32,381	(29,952)
Increase (decrease) in cash and cash equivalents - continuing operations	1,103,532	(3,854,095)	303,919
Increase (decrease) in cash and cash equivalents - discontinued operations	(11,313)	0	0
Cash and cash equivalents at the beginning of the year - continuing operations	2,071,593	5,925,688	5,621,769
Cash and cash equivalents at the beginning of the year - discontinued operations	11,313	0	0
Cash and cash equivalents at the end of the year - continuing operations	3,175,125	2,071,593	5,925,688
Non-cash transactions:
Addition and remeasurement on right-of-use assets and leases payable	400,758	342,332	257,201
Addition on contractual assets with customers - exclusivity rights	67,393	5,627	66,565
Reclassification between financial assets and investment in associates	0	645,333	0
Issuance of shares related to the subscription warrants - indemnification - Extrafarma acquisition	0	6,452	411
Acquisition of property, plant and equipment and intangible assets without cash effect	R$ 23,478	R$ 42,180	R$ 104,177